CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

Supplement to Prospectuses dated May 1, 2017

1.

The following replaces the section “How Shares are Priced”:

How Shares are Priced

Each Portfolio values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Portfolio’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Portfolio shares is their net asset value (plus any applicable sales charge), which is derived from the value of Portfolio holdings.

The Board of Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. The Adviser has delegated daily valuation of each Portfolio except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio to the applicable Sub-Adviser.  Pursuant to the procedures, independent pricing services are used to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser, or Sub-Adviser, if applicable, may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Portfolio shares are not priced, the value of securities held can change on days when Portfolio shares cannot be redeemed or purchased.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

June 26, 2017	26522 6.26.17

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

Supplement to Statement of Additional Information dated May 1, 2017

1.

The following replaces “Net Asset Value”:

NET ASSET VALUE

The net asset value (NAV) of each Portfolio is determined by State Street (as agent and custodian) by subtracting the liabilities of the Portfolio from the value of its total assets.  The Portfolio is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has approved procedures pursuant to which investments are valued for purposes of determining each Portfolio’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by a Portfolio) under the procedures.

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Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

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Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

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Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

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Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

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Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

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Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

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Precious metals are valued are valued at the New York Composite mean quotation.

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Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser, or sub-adviser, if applicable.

June 26, 2017